Share-Based Compensation (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Schedule of fair value of options under black-scholes [Abstract]
Dividend yield (%)	0.00%	0.00%
Expected life of share options (years)	10 years	10 years
Minimum [Member]
Schedule of fair value of options under black-scholes [Abstract]
Expected volatility of the share prices (%)	82.24%	81.60%
Risk-free interest rate (%)	1.86%	1.94%
Maximum [Member]
Schedule of fair value of options under black-scholes [Abstract]
Expected volatility of the share prices (%)	84.66%	85.60%
Risk-free interest rate (%)	2.93%	2.52%